Revenue - Additional Information (Detail) - Licensing Agreement [Member] $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2025 USD ($)
Statement 1 [Line Items]
Revenue recognized of consideration received from customers during the period			$ 0
Oasmia [Member]
Statement 1 [Line Items]
Upfront payment received						$ 4.0
Revenue recognized out of consideration received from customers during the period			0	$ 0	$ 0
Simcere Pharmaceutical Group Limited [Member]
Statement 1 [Line Items]
Upfront payment received		$ 11.0
Upfront payment received in cash		7.0
Upfront payment received in shares		$ 4.0
Premium on investment percentage		20.00%
Revenue recognized out of consideration received from customers during the period			0	0	0
Oasmia And Simcere Pharmaceutical Group [Member]
Statement 1 [Line Items]
Revenue recognized of consideration received from customers during the period				2,300
Sovargen Co Ltd [Member]
Statement 1 [Line Items]
Upfront payment received	$ 1.5
Revenue recognized out of consideration received from customers during the period			$ 0	$ 0	$ 0
Commercial Milestone [Member] | Oasmia [Member]
Statement 1 [Line Items]
Contingent milestone payment receivable						$ 42.0
Commercial Milestone [Member] | Simcere Pharmaceutical Group Limited [Member]
Statement 1 [Line Items]
Contingent milestone payment receivable		$ 281.0
Commercial Milestone [Member] | Sovargen Co Ltd [Member]
Statement 1 [Line Items]
Contingent milestone payment receivable							$ 19.0